Subsequent Events (Details Narrative) - USD ($)	2 Months Ended	5 Months Ended	7 Months Ended		8 Months Ended			9 Months Ended
	Feb. 28, 2023	May 30, 2023	Jul. 27, 2023	Jul. 25, 2023	Sep. 07, 2023	Sep. 01, 2023	Aug. 25, 2023	Sep. 21, 2023
Aframax tanker Njord DF [Member]
Vessel delivery date								September 21, 2023
Shyris Shipping Preferred Shares [Member]
Dividends, Cash				$ 150,000		$ 539,600
Series F Preferred Stock [Member]
Preferred Stock, Dividends, Per Share, Cash Paid			$ 0.59375
Preferred Stock, Dividend Rate, Percentage			9.50%
Series E Preferred Stock [Member]
Preferred Stock, Dividends, Per Share, Cash Paid	$ 0.57812	$ 0.57812					$ 0.57812
Preferred Stock, Dividend Rate, Percentage							9.25%
Common Stock [Member]
Preferred Stock, Dividends, Per Share, Cash Paid					$ 0.40